Description of Business	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.              Description of Business

Apollo Medical Holdings, Inc. (the “Company” or “ApolloMed”) and its affiliated physician groups are a physician-centric, integrated healthcare delivery company serving Medicare, Commercial and Medi-Cal beneficiaries in California. As of March 31, 2014, ApolloMed’s physician network consisted of hospitalists, primary care physicians and specialist physicians primarily through the Company’s owned and affiliated physician groups. ApolloMed operates as a medical management holding company through the following wholly-owned subsidiary management companies: Apollo Medical Management, Inc. (“AMM”), Pulmonary Critical Care Management, Inc. (“PCCM”), Verdugo Medical Management, Inc. (“VMM”) and ApolloMed ACO, Inc. (“ApolloMed ACO”). Through AMM, PCCM, and VMM, the Company manages affiliated medical groups, which consisted of ApolloMed Hospitalists (“AMH”), ApolloMed Care Clinic (“ACC”), Maverick Medical Group, Inc. (“MMG”), Los Angeles Lung Center (“LALC”), and Eli Hendel, M.D., Inc. (“Hendel.”) AMM, PCCM and VMM each operate as a physician practice management company (“PPM”) and are in the business of providing management services to physician practice corporations (“PPC”) under long-term management service agreements. ApolloMed ACO participates in the Medicare Shared Savings Program (“MSSP”), the goal of which is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers.

Change in Fiscal Year

On May 16, 2014, the Board of Directors of Apollo Medical Holdings, Inc., or the “Company”, approved a change to the Company's fiscal year end from January 31 to March 31. The Company elected to change its fiscal year end in order to simplify business processes and to align the Company’s fiscal year with the reporting periods for other healthcare services reporting companies to allow for easier comparison and industry coverage. As a result of this change, this Transition Report on Form 10-Q includes the financial information for the two months transition period from February 1, 2014 to March 31, 2014, or “Transition Period”. References in this Transition Report on Form 10-Q to fiscal year 2014 or fiscal 2014 refer to the period from February 1, 2014 through March 31, 2014 and references to fiscal year 2013 or fiscal 2013 refer to the period from February 1, 2013 through March 31, 2013. Prior to this Transition Report on Form 10-Q, the Company’s Annual Reports on Form 10-K covered the fiscal year from February 1 to January 31.

Restatement of Condensed Consolidated Financial Statements

Overview

The Company has restated its previously issued condensed consolidated financial statements as of March 31, 2014 and for the two months ended March 31, 2013, and balance sheet as of January 31, 2014, to correct certain errors as described below:

The Company determined that the net income of LALC included in the Company’s consolidated net loss should be classified as “net income attributable to noncontrolling interest” as the LALC is a consolidated variable interest entity and the income/loss attributable to the noncontrolling interest was not appropriately allocated to the noncontrolling interest. This correction did not impact the Company’s cash and cash equivalents balance in of any previously reported periods.

In addition, the Company corrected the presentation of “prepaid consulting” on the condensed consolidated balance sheets. Previously the balance sheet was incorrectly grossed up to include a prepaid consulting fee, as a contra to equity, and additional paid-in capital for the equivalent amount, that is for the amount of the restricted stock grant on the date of the grant without consideration of vesting. The error was corrected by eliminating the gross up. This classification correction did not impact the Company’s cash and cash equivalents balance in of any previously reported periods.

Materiality Assessment

The Company evaluated the materiality of these errors from a qualitative and quantitative perspective, as required by applicable Securities and Exchange Commission (SEC) guidance. Based on this evaluation, management concluded that these errors were not material to any of our previously reported quarterly or annual periods and the financial statements for these periods could be continued to be relied upon. However, the correction of these accumulated errors would be material if corrected as an out-of-period adjustment in the year ended March 31, 2015, based on the Company’s expected full year results. Therefore, the Company has revised within this Form S-1 our previously reported financial information as of January 31, 2014 and March 31, 2014 and for the two months ended March 31, 2013 for those errors specific to this period.

Financial Statement Presentation – Current and Future Periods

The Company’s accompanying Consolidated Balance Sheets as of March 31, 2014 in each period, as an adjustment to “accumulated deficit,” and its impact on the corresponding accounts of “noncontrolling interest”. The Company’s January 31, 2014 Consolidated Balance Sheets also include reclassification of amounts included in “prepaid consulting fees” to reductions of “additional paid-in capital” of $0.3 million.

The accompanying restated Condensed Consolidated Financial Information in this Transition Report on Form S-1 as of March 31, 2014 and 2013 and for the two months then ended, has been labeled as “As Restated.

A summary of the impact of the restatement corrections on the Condensed Consolidated Balance Sheets as of March 31, 2014 and January 31, 2014, and the Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income the two months ended March 31, 2014 and 2013 (as applicable), is presented below:

Condensed Consolidated Balance Sheets

	As of March 31, 2014		As of January 31, 2014
	As Reported	As Restated	As Reported	As Restated
Prepaid consulting	$-	$-	$(282,176)	$-

Additional paid-in-capital	$15,127,587	$15,127,587	$14,429,810	$14,147,634
Accumulated deficit	$(16,347,588)	$(17,537,920)	$(15,581,146)	$(16,771,478)

Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	$(408,067)	$(2,405,420)	$(1,428,817)	$(2,619,149)
Non-controlling interest	$(1,623,155)	$782,265	$(263,901)	$926,431

Condensed Consolidated Statements of Operations for Two Months Ended

	March 31, 2013
	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$(79,296)

Net loss attributable to Apollo Medical Holdings, Inc.	$(145,103)	$(224,399)
Basic and diluted net loss per share	$-	$(0.06)

1.             Description of Business

Apollo Medical Holdings, Inc. (the “Company” or “ApolloMed”) and its affiliated physician groups are a patient-centered, physician-centric integrated healthcare delivery company with a management team with over a decade of experience working to provide coordinated, outcomes-based medical care in a cost-effective manner. ApolloMed has built a company and culture that is focused on physicians providing high quality care, population management and care coordination for patients, particularly for senior patients and patients with multiple chronic conditions. ApolloMed believes that it is well-positioned to take advantage of changes in the U.S. healthcare industry as there is a growing national movement towards more results-oriented healthcare centered on the triple aim of patient satisfaction, high-quality care and cost efficiency.

ApolloMed serves Medicare, Medicaid and HMO patients and uninsured patients primarily in California, as well as in Mississippi and Ohio (where our ACO has recently begun operations). We primarily provide services to patients that are covered by private or public insurance, although we do derive a small portion of our revenue from non-insured patients. We provide care coordination services to each major constituent of the healthcare delivery system, including patients, families, primary care physicians, specialists, acute care hospitals, alternative sites of inpatient care, physician groups and health plans.

ApolloMed’s physician network consists of hospitalists, primary care physicians and specialist physicians primarily through ApolloMed’s owned and affiliated physician groups. ApolloMed operates through the following subsidiaries: Apollo Medical Management, Inc. (“AMM”), Pulmonary Critical Care Management, Inc. (“PCCM”), Verdugo Medical Management, Inc. (“VMM”), and ApolloMed Accountable Care Organization, Inc. (“ApolloMed ACO”). Through its wholly-owned subsidiary, AMM, ApolloMed manages affiliated medical groups, which consist of ApolloMed Hospitalists (“AMH”), a hospitalist company, ApolloMed Care Clinic (“ACC”), Maverick Medical Group, Inc. (“MMG”), AKM Medical Group, Inc. (“AKM”) and Southern California Heart Centers (“SCHC”). Through its wholly-owned subsidiary, PCCM, ApolloMed manages Los Angeles Lung Center (“LALC”), and through its wholly-owned subsidiary VMM, ApolloMed manages Eli Hendel, M.D., Inc. (“Hendel”). ApolloMed also has a controlling interest in ApolloMed Palliative Services, LLC (“ApolloMed Palliative”), which owns two Los Angeles-based companies, Best Choice Hospice Care LLC (“BCHC”) and Holistic Health Home Health Care Inc. (“HCHHA”). AMM, PCCM and VMM each operate as a physician practice management company and are in the business of providing management services to physician practice corporations under long-term management service agreements, pursuant to which AMM, PCCM or VMM, as applicable, manages all non-medical services for the affiliated medical group and has exclusive authority over all non-medical decision making related to ongoing business operations. ApolloMed ACO participates in the Medicare Shared Savings Program (“MSSP”), the goal of which is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers. ApolloMed ACO participates in the MSSP, the goal of which is to improve the quality of patient care and outcomes through more efficient and coordinated approach among providers.

Change in Fiscal Year

On May 16, 2014, the Board of Directors of the Company approved a change to the Company's fiscal year end from January 31 to March 31. The March 31, 2014 amounts included in the accompanying condensed consolidated financial statements and related notes thereto are unaudited.

Restatement of Condensed Consolidated Financial Statements

Overview

The Company has restated its previously issued condensed consolidated financial statements as of December 31, 2014 and for the three and nine months ended December 31, 2013, and balance sheet as of March 31, 2014, to correct certain errors as described below:

The Company determined that the net income of LALC included in the Company’s consolidated net loss should be classified as “net income attributable to noncontrolling interest” as the LALC is a consolidated variable interest entity and the income/loss attributable to the noncontrolling interest was not appropriately allocated to the noncontrolling interest. This correction did not impact the Company’s cash and cash equivalents balance in of any previously reported periods.

Materiality Assessment

The Company evaluated the materiality of these errors from a qualitative and quantitative perspective, as required by applicable Securities and Exchange Commission (SEC) guidance. Based on this evaluation, management concluded that these errors were not material to the three and nine months ended December 31, 2013 or to any of our previously reported quarterly or annual periods and the financial statements for these periods could be continued to be relied upon. However, the correction of these accumulated errors would be material if corrected as an out-of-period adjustment in the year ended March 31, 2015, based on the Company’s expected full year results. Therefore, the Company has revised within this Form S-1 our previously reported financial information as of March 31, 2014 and December 31, 2014 and for the three and nine months ended December 31, 2013 for those errors specific to each period.

Financial Statement Presentation – Current and Future Periods

The Company’s accompanying Consolidated Balance Sheets as of December 31, 2014 and March 31, 2014 reflects the correction of the cumulative error of $1.2 million in both periods, as an adjustment to “accumulated deficit,” and its impact on the corresponding accounts of “noncontrolling interest”. The Company’s March 31, 2014 Consolidated Balance Sheets also include reclassification of amounts included in “prepaid consulting fees” to reductions of “additional paid-in capital” of $0.3 million.

The accompanying restated Condensed Consolidated Financial Information in this Transition Report on Form S-1 as of March 31, 2014 and December 31, 2014, and for the three and nine months ended December 31, 2013 has been labeled as “As Restated”.

A summary of the impact of the restatement corrections on the Condensed Consolidated Balance Sheets as of December 31, 2014 and March 31, 2014, and the Condensed Consolidated Statements of Operations and Comprehensive Loss the three and nine months ended December 31, 2013 (as applicable), is presented below:

Condensed Consolidated Balance Sheets

	As of December 31, 2014		As of March 31, 2014
	As Reported	As Restated	As Reported	As Restated
Accumulated deficit	$(18,340,602)	$(19,530,934)	$(16,347,588)	$(17,537,920)
Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	$(1,953,892)	$(3,144,224)	$(1,215,088)	$(2,405,420)
Non-controlling interest	$482,151	$1,672,483	$(408,067)	$782,265

Condensed Consolidated Statements of Operations for Three Months Ended

	December 31, 2013
	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$110,040
Net loss attributable to Apollo Medical Holdings, Inc.	$(964,792)	$(1,074,832)
Basic and diluted net income (loss) per share	$(0.25)	$(0.28)

Condensed Consolidated Statements of Operations for Nine Months Ended

	December 31, 2013
	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$339,368
Net loss attributable to Apollo Medical Holdings, Inc.	$(3,878,392)	$(4,217,760)
Basic and diluted net loss per share	$(1.04)	$(1.13)

1. Description of Business

Apollo Medical Holdings, Inc. and its affiliated physician groups are a physician- centric, integrated healthcare delivery company serving Medicare, Commercial and Medi-Cal beneficiaries in California. As of April 30, 2014, ApolloMed’s physician network consisted of over 700 hospitalists, primary care physicians and specialist physicians primarily through our owned and affiliated physician groups. ApolloMed operates as a medical management holding company through the following subsidiary management companies: Apollo Medical Management, Inc. (“AMM”), Pulmonary Critical Care Management, Inc. (“PCCM”), Verdugo Medical Management, Inc. (“VMM”) and ApolloMed ACO, Inc. (“ApolloMed ACO”). Through AMM, PCCM, and VMM, the Company manages affiliated medical groups, which have been consolidated and include ApolloMed Hospitalists (“AMH”), Los Angeles Lung Center (“LALC”) and Eli Hendel, M.D., Inc. (“Hendel”). AMM, PCCM and VMM each operate as a physician practice management company (“PPM”) and are in the business of providing management services to physician practice corporations (“PPC”) under long-term management service agreements. ApolloMed ACO participates in the Medicare Shared Savings Program (“MSSP”), the goal of which is to improve the quality of patient care and outcomes through a more efficient and coordinated approach among providers.

Restatement of Previously Issued Consolidated Financial Statements

Overview

The Company is restating its historical consolidated financial statements for the years ended January 31, 2014 and 2013. In connection with the preparation of the Company’s Condensed Consolidated Financial Statements for the two months ended March 31, 2014, the Company determined that the net income of LALC included in the Company’s consolidated net loss should be classified as “net income attributable to noncontrolling interest” as the LALC is a consolidated variable interest entity and the income/loss attributable to the noncontrolling interest was not appropriately allocated to the noncontrolling interest. This correction did not impact the Company’s cash and cash equivalents balance in any previously reported periods.

In addition, the Company’s accompanying Consolidated Balance Sheets have been restated to reflect the correction of the presentation of “prepaid consulting” on the condensed consolidated balance sheets. Previously the balance sheet was incorrectly grossed up to include a prepaid consulting fee, as a contra to equity, and additional paid-in capital for the equivalent amount, that is for the amount of the restricted stock grant on the date of the grant without consideration of vesting. The error was corrected by eliminating the gross up. This classification correction did not impact the Company’s cash and cash equivalents balance in of any previously reported periods.
Materiality Assessment

The Company evaluated the materiality of these errors from a qualitative and quantitative perspective, as required by applicable Securities and Exchange Commission (SEC) guidance. Based on this evaluation, management concluded that these errors were not material to the year ended January 31, 2014 or to any of the Company’s previously reported quarterly or annual periods and the financial statements for these periods could be continued to be relied upon. However, the correction of these accumulated errors would be material if corrected as an out-of-period adjustment in the year ended March 31, 2015, based on the Company’s expected full year results. Therefore, the Company has revised within this Form S-1 the previously reported financial information as of January 31, 2014 and 2013 and for the years then ended for those errors specific to each period.

Financial Statement Presentation – Current and Future Periods

The Company’s accompanying Consolidated Balance Sheets as of January 31, 2014 and 2013 reflects the correction of the cumulative error of $1.2 million and $0.7 million, respectively, as an adjustment to “accumulated deficit,” and its impact on the corresponding accounts of “noncontrolling interest”. The Company’s January 31, 2014 and 2013 Consolidated Balance Sheets also include reclassification of amounts included in “prepaid consulting fees” to reductions of “additional paid in capital” of $0.3 million and $0.6 million, respectively.

The Company’s accompanying Consolidated Statements of Operations for the years ended January 31, 2014 and 2013, reflect the addition of “net income attributable to noncontrolling interest” for the errors that correspond to each period.”

The impact of the correction of these errors to our previously reported fiscal year ended January 31, 2014 and 2013 annual periods is summarized below.

Consolidated Balance Sheets

	As of January 31, 2014		As of January 31, 2013
	As Reported	As Restated	As Reported	As Restated
Prepaid consulting	$(282,176)	$-	$(616,014)	$-
Additional paid-in-capital	$14,429,810	$14,147,634	$11,279,926	$10,663,912
Accumulated deficit	$(15,581,146)	$(16,771,478)	$(11,022,272)	$(11,751,180)
Total stockholders’ deficit attributable to Apollo Medical Holdings, Inc.	$(1,428,817)	$(2,619,149)	$(354,876)	$(1,083,784)
Non-controlling interest	$(1,692,718)	$926,431	$(391,379)	$692,405

Consolidated Statements of Operations for Year Ended

	January 31, 2014		January 31, 2013
	As Reported	As Restated	As Reported	As Restated
Net income attributable to noncontrolling interest	$-	$(461,424)	$-	$(501,501)
Net loss attributable to Apollo Medical Holdings, Inc.	$(4,558,874)	$(5,020,298)	$(8,904,564)	$(9,406,065)
Basic and diluted net loss per share	$(1.24)	$(1.37)	$(2.74)	$(2.90)